Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2026	Jan. 31, 2026
Stock-Based Compensation Plans
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 73.44
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 8 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 19.2
RSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	473,999
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 56.92
Weighted-Average Remaining Contractual (years)	5 years 9 months 18 days	5 years
Aggregate Intrinsic Value	$ 40.5	$ 34.6
RSUs Granted (in shares)	96,884
RSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 68.11
Exercised (in shares)	(38,456)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 17.91
Number of Units Outstanding (in shares), Ending	532,427	473,999
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 62.1	$ 56.92
Vested or expected to vest, RSU (in shares)	532,427
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 62.1
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years 9 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 40.5
Exercisable, number of units (in shares)	377,633
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 55.08
Exercisable, weighted-average remaining contractual (years)	4 years 4 months 24 days
Exercisable, aggregate intrinsic value	$ 28.7